NOTE 4 – INVENTORIES (Tables)		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Inventory Disclosure [Abstract]
Inventories

	As of December 31,
	2025	2024
Inventories:
Raw materials and work-in-progress	$984,357	$—
Finished goods	961,846	—
Gross inventories	1,946,203	—
Inventory valuation reserves	—	—
Inventories, net	$1,946,203	$—

	As of June 30, 2026	As of December 31, 2025
Inventories:
Finished goods	1,045,684	961,846
Raw materials and work-in-progress	$28,904	$984,357
Inventories	$1,074,588	$1,946,203

Disclosure -Accounts Receivable
	As of June 30, 2026	As of December 31, 2025

Accounts receivable	$3,278,581	$3,118,318
Allowance for credit losses	—	—
Total accounts receivable	$3,278,581	$3,118,318

Accounts receivable, net	$2,138,215	$1,933,221
Accounts receivable, non-current portion	$1,140,366	$1,185,097